Unaudited Interim Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary stock, shares authorized	260,000,000,000	260,000,000,000
Ordinary stock, par value (in Dollars per share)	$ 0.000000385	$ 0.000000385
Ordinary stock, shares issued	48,011,600	48,011,600	[1]
Ordinary stock, shares outstanding	48,011,600	48,011,600	[1]

[1]	Giving retroactive effect to the share forward split on May 2, 2023.